SIGNIFICANT ACCOUNTING POLICIES 1 (Detail)	12 Months Ended
Dec. 31, 2020
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Licensed Copyright [Member]
Finite-Lived Intangible Asset, Useful Life	The shorter of contractual terms or estimated useful lives of the assets
Teaching Course Materials [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Maximum [Member] | Franchise Rights [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Maximum [Member] | Student Base [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum [Member] | Trademarks [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Maximum [Member] | Purchased Software [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Minimum [Member] | Franchise Rights [Member]
Finite-Lived Intangible Asset, Useful Life	2 years 6 months
Minimum [Member] | Student Base [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Minimum [Member] | Trademarks [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum [Member] | Purchased Software [Member]
Finite-Lived Intangible Asset, Useful Life	3 years